VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—1.0%
Germany—1.0%
Volkswagen AG, 7.030%	5,130	$ 680
Total Preferred Stock (Identified Cost $639)		680

Common Stocks—101.6%
Australia—2.0%
CSL Ltd.	7,606	1,427
Belgium—2.8%
KBC Group N.V.	22,503	1,685
Warehouses De Pauw CVA	11,479	328
		2,013

Brazil—0.9%
Vale S.A.	52,100	634
Canada—3.1%
RB Global, Inc.	14,716	1,121
TC Energy Corp.	8,892	357
Trisura Group Ltd.(1)	22,618	696
		2,174

Cayman Islands—1.0%
Sands China Ltd.(1)	250,400	705
China—18.3%
Alibaba Group Holding Ltd.	62,746	563
ANTA Sports Products Ltd.	300,481	3,194
China Merchants Bank Co., Ltd. Class A	415,800	1,852
ENN Energy Holdings Ltd.	374,895	2,888
JD.com, Inc. Class A	86,193	1,188
Li Ning Co., Ltd.	982,032	2,610
Luxshare Precision Industry Co., Ltd. Class A	78,475	323
Tencent Holdings Ltd.	10,091	392
		13,010

Denmark—2.1%
Novonesis Class B	25,496	1,494
Finland—0.5%
Neste Oyj	11,924	323
France—5.2%
BioMerieux	22,900	2,526
Dassault Systemes SE	11,208	496
LVMH Moet Hennessy Louis Vuitton SE	763	687
		3,709

Germany—3.0%
Bechtle AG	6,807	360
Carl Zeiss Meditec AG	8,678	1,084
Deutsche Lufthansa AG Registered Shares(1)	83,604	657
		2,101

	Shares	Value

India—2.9%
HDFC Bank Ltd. ADR	36,205	$ 2,026
Israel—1.0%
Nice Ltd.(1)	2,846	741
Italy—2.1%
FinecoBank Banca Fineco SpA	97,062	1,454
Japan—8.1%
MonotaRO Co., Ltd.	268,046	3,214
Nippon Paint Holdings Co., Ltd.	355,426	2,546
		5,760

Luxembourg—1.0%
ArcelorMittal S.A.	25,401	698
Netherlands—10.4%
ASML Holding N.V.	2,901	2,792
Euronext N.V.	30,368	2,890
IMCD N.V.	4,011	707
NN Group N.V.	21,145	977
		7,366

Norway—1.2%
Aker BP ASA	20,501	510
Equinor ASA	14,005	369
		879

Portugal—0.4%
Jeronimo Martins SGPS S.A.	15,151	300
Qatar—1.5%
Qatar Islamic Bank SAQ	106,922	558
Qatar National Bank QPSC	133,934	522
		1,080

Saudi Arabia—2.0%
Saudi Arabian Oil Co.	176,239	1,445
Singapore—1.1%
DBS Group Holdings Ltd.	30,000	801
South Africa—3.7%
Anglo American Platinum Ltd.	9,243	375
Capitec Bank Holdings Ltd.	3,230	357
Impala Platinum Holdings Ltd.	101,861	421
Naspers Ltd. Class N	6,377	1,131
Northam Platinum Holdings Ltd.	60,935	363
		2,647

South Korea—3.6%
Samsung Electronics Co., Ltd.	42,575	2,555
Sweden—4.3%
Beijer Ref AB Class B	24,921	370
Evolution AB	21,506	2,674
		3,044

Switzerland—1.0%
Partners Group Holding AG	244	348
	Shares	Value

Switzerland—continued
Tecan Group AG Registered Shares	880	$ 365
		713

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,539	518
United Arab Emirates—1.6%
ADNOC Drilling Co. PJSC	522,869	565
First Abu Dhabi Bank PJSC	152,436	556
		1,121

United Kingdom—8.3%
AstraZeneca plc	9,496	1,280
Barclays plc	327,041	756
Halma plc	25,784	771
London Stock Exchange Group plc	2,925	350
Segro plc	212,450	2,424
Spirax-Sarco Engineering plc	2,690	341
		5,922

United States—7.8%
Allegion plc	4,802	647
NextEra Energy, Inc.	25,133	1,606
Rexford Industrial Realty, Inc.	23,454	1,180
Stepan Co.	23,307	2,098
		5,531

Total Common Stocks (Identified Cost $68,735)		72,191

Total Long-Term Investments—102.6% (Identified Cost $69,374)		72,871

TOTAL INVESTMENTS—102.6% (Identified Cost $69,374)		$72,871
Other assets and liabilities, net—(2.6)%		(1,817)
NET ASSETS—100.0%		$71,054

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
QPSC	Qatar Public Shareholding Company
SAQ	Societe Anonyme Qatar

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Country Weightings†
China	18%
Netherlands	10
United Kingdom	8
Japan	8
United States	8
France	5
Sweden	4
Other	39
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$680	$680
Common Stocks	72,191	72,191
Total Investments	$72,871	$72,871
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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